Subsequent Events		2 Months Ended
	Feb. 01, 2021	Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On April 7, 2021, the Company paid off a portion of the balance of the promissory note to the Sponsor in the amount of $124,686, resulting in a balance of $300 remaining on the note.